TAXES (Tables)	6 Months Ended
Jun. 30, 2023
TAXES
Schedule of income tax provision
	June 30,	June 30,
	2023	2022
	(unaudited)	(unaudited)
Current tax provision
Cayman	-	-
BVI	-	-
Hong Kong	-	-
PRC	1,966	42
Total current tax provision	$1,966	$42
Deferred tax provision
Cayman	-	-
BVI	-	-
Hong Kong	-	-
PRC	-	-
Total deferred tax provision	-	-
Income tax provision	$1,966	$42

Summary of reconciliation between the china statutory rate
	June 30,	June 30,
	2023	2022
	(unaudited)	(unaudited)
China Income tax statutory rate	25.0%	25.0%
Permanent difference	(3.3)%	-
Effect of PRC preferential tax treatment	(52.8)%	(30.6)%
Non-PRC entities not subject to PRC income tax	31.5%	5.6%
Effective tax rate	0.5%	0.0%